Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Future Minimum Rental Payments for Operating Leases

Future minimum annual rental commitments under non-cancellable operating leases as of December 31, 2015 were as follows:

(dollars in thousands)	Total non- cancellable leases
Year
2016	5,857
2017	4,250
2018	3,618
2019	1,463
Thereafter	1,905

Total	$17,093